Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Investment Property

Investment properties consist of the following:

	December 31, 2021	December 31, 2020
Buildings	$4,148,567	$-
Land	2,468,111	-
Investment properties, gross	6,616,678	-
Less accumulated depreciation	(40,889)	-
Investment properties, net	$6,575,789	$-